Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Risk Management [Abstract]
Schedule of quality assets and its related provision

The following table shows quality assets and its related provision, based on our internal scoring policy as of December 31, 2019 and 2018:

	December 31, 2019
	Individually assessed
Commercial	Stage 1	Stage 2	Stage 3	Total Individual	Percentage	Stage 1	Stage 2	Stage 3	Total ECL Allowance	Percentage
Portfolio	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%

A1	99,042	-	-	99,042	0.30%	2	-		2	0.00%
A2	907,659	37	-	907,696	2.78%	443	-		443	0.05%
A3	2,418,990	61	-	2,419,051	7.41%	2,617	-		2,617	0.29%
A4	3,262,671	7,184	-	3,269,855	10.01%	4,399	22		4,421	0.49%
A5	2,188,717	22,163	-	2,210,880	6.77%	7,618	515		8,133	0.91%
A6	1,086,401	47,157	487	1,134,045	3.47%	6,461	1,410	208	8,079	0.90%
B1	-	603,201	-	603,201	1.85%	-	12,641	-	12,641	1.41%
B2	-	82,781	560	83,341	0.26%	-	3,773	205	3,978	0.44%
B3	-	85,034	817	85,851	0.26%	-	3,367	261	3,628	0.40%
B4	-	83,039	50,662	133,701	0.41%	-	4,085	21,910	25,995	2.90%
C1	-	45,433	113,004	158,437	0.48%	-	3,516	50,440	53,956	6.02%
C2	-	8,865	66,965	75,830	0.23%	-	614	28,504	29,118	3.25%
C3	-	15,762	32,839	48,601	0.15%	-	221	11,281	11,502	1.28%
C4	-	2,405	38,967	41,372	0.13%	-	170	20,039	20,209	2.26%
C5	-	847	44,057	44,904	0.14%	-	43	27,586	27,629	3.08%
C6	-	998	52,649	53,647	0.16%	-	12	35,732	35,744	3.99%
Subtotal	9,963,480	1,004,967	401,007	11,369,454	34.80%	21,540	30,389	196,166	248,095	27.69%

	Collectively assessed
	Stage 1	Stage 2	Stage 3	Total Group	Percentage	Stage 1	Stage 2	Stage 3	Total ECL Allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
Commercial	3,839,143	240,100	413,628	4,492,871	13.75%	35,887	25,555	197,032	258,474	28.84%
Mortgage	10,275,966	457,948	529,081	11,262,995	34.47%	8,446	14,509	78,104	101,059	11.28%
Consumer	4,963,047	292,718	290,430	5,546,195	16.98%	67,396	50,808	170,263	288,467	32.19%
Subtotal	19,078,156	990,766	1,233,139	21,302,061	65.20%	111,729	90,872	445,399	648,000	72.31%
Total	29,041,636	1,995,733	1,634,146	32,671,515	100.00%	133,269	121,261	641,565	896,095	100.00%

	December 31, 2018
	Individually assessed
Commercial	Stage 1	Stage 2	Stage 3	Total Individual	Percentage	Stage 1	Stage 2	Stage 3	Total ECL Allowance	Percentage
Portfolio	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%

A1	29,998	-	-	29,998	0,10%	2	-	-	2	0,00%
A2	1,074,789	-	-	1,074,789	3,56%	525	-	-	525	0,06%
A3	2,699,684	309	-	2,699,993	8,94%	2,526	-	-	2,526	0,29%
A4	3,200,608	16,546	-	3,217,154	10,65%	8,865	323	-	9,188	1,04%
A5	1,755,259	26,141	-	1,781,400	5,90%	11,296	453	-	11,749	1,33%
A6	935,499	45,671	-	981,170	3,25%	6,975	2,213	-	9,188	1,04%
B1	-	494,915	187	495,102	1,64%	-	14,107	79	14,186	1,61%
B2	-	81,955	156	82,111	0,27%	-	2,786	66	2,852	0,32%
B3	-	67,089	614	67,703	0,22%	-	3,841	233	4,074	0,46%
B4	-	47,653	45,480	93,133	0,31%	-	2,488	19,688	22,176	2,51%
C1	-	46,383	108,325	154,708	0,51%	-	2,548	48,147	50,695	5,75%
C2	-	15,678	39,246	54,924	0,18%	-	1,261	18,171	19,432	2,20%
C3	-	19,655	26,204	45,859	0,15%	-	733	10,803	11,536	1,31%
C4	-	3,560	32,445	36,005	0,12%	-	246	17,077	17,323	1,96%
C5	-	703	64,762	65,465	0,22%	-	32	40,541	40,573	4,60%
C6	-	1,525	69,511	71,036	0,22%	-	35	43,310	43,345	4,91%
Subtotal	9,695,837	867,783	386,930	10,950,550	36,24%	30,189	31,066	198,115	259,370	29,39%

	Collectively assessed
	Stage 1	Stage 2	Stage 3	Total Group	Percentage	Stage 1	Stage 2	Stage 3	Total ECL Allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
Commercial	3,616,969	232,472	386,154	4,235,595	14,02%	43,541	24,574	179,317	247,432	28,04%
Mortgage	4,341,740	249,039	285,510	4,876,289	16,14%	70,904	54,372	159,066	284,342	32,23%
Consumer	9,258,962	447,496	444,523	10,150,981	33,60%	9,006	15,102	67,162	91,270	10,34%
Subtotal	17,217,671	929,007	1,116,187	19,262,865	63,76%	123,451	94,048	405,545	623,044	70,61%
Total	26,913,508	1,796,790	1,503,117	30,213,415	100,00%	153,640	125,114	603,660	882,414	100,00%

Schedule of mortage and other loan
Collectively assessed				Individually assessed
Mortgages	Other loans	Revolving (Credit cards)	Collectively assessed SME	Individually assessed SME	Middle market	Corporate and Investment Banking
39.57%	39.11%	15.73%	39.11%	22.69%	4.5%	Santander Group criteria

Qualitative criteria for SICR Stage 2:

The qualitative criteria is based on the existence of evidence that leads to an automatic classification of financial instruments in stage 2, mainly 30 days overdue and restructured. Thresholds of SICR are calibrated based on the average ECL of exposures that are 30 days overdue or with a level of credit risk considered to be "significant".

Collectively assessed				Individually assessed
Mortgages	Other loans	Revolving (Credit cards)	Collectively assessed SME	Individually assessed SME	Middle market	Corporate and Investment Banking
Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days
Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring
				Clients that are considered to be substandard or in incompliance (pre-legal action)	Clients that are considered to be substandard or in incompliance (pre-legal action)	Clients that are considered to be substandard or in incompliance (pre-legal action)

Schedule of modified loans

	As of December 31, 2019				As of December 31, 2018
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount	29,041,636	1,995,733	1,634,146	32,671,515	26,913,508	1,796,790	1,503,116	30,213,415
Modified loans	-	512,529	611,316	1,123,845	-	582,513	815,094	1,397,607
%	-	25.68%	37.41%	3.44%	-	32.42%	54.23%	4.63%

ECL allowance	133,269	121,261	641,565	896,095	153,640	125,114	603,660	882,414
Modified loans	-	36,329	242,649	278,978	-	44,099	323,802	367,901
%	-	29.96%	37.82%	31.13%	-	35.25%	53.64%	41.69%

Schedule of risk concentration

The following table shows the risk concentration by industry, and by stage before ECL allowance of loans and account receivable at amortised cost:

	December 31, 2019				December 31, 2018
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Commercial	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
loans
Manufacturing	1,110,484	107,356	67,974	1,285,814	992,786	92,931	54,048	1,139,765
Mining	280,297	123,005	3,739	407,041	182,342	21,821	4,585	208,748
Electricity, gas, and water	309,941	22,907	8,196	341,044	384,288	22,365	2,279	408,932
Agriculture and livestock	1,020,857	172,984	93,440	1,287,281	934,199	166,271	100,781	1,201,251
Forest	132,483	17,035	15,689	165,207	120,371	9,402	14,115	143,888
Fishing	223,980	24,879	7,695	256,554	238,348	11,104	3,569	253,021
Transport	665,570	64,115	34,192	763,877	716,493	55,011	37,802	809,306
Communications	206,660	28,122	6,168	240,950	178,215	30,407	7,222	215,844
Construction (*)	782,265	85,435	106,568	974,268	723,600	88,691	93,747	906,038
Commerce	2,655,982	110,326	30,107	2,796,415	2,950,517	189,623	199,924	3,340,064
Services	2,971,563	190,097	204,472	3,366,132	1,771,595	81,159	12,915	1,865,669
Other	3,442,541	298,806	236,395	3,977,742	4,120,052	331,470	242,097	4,693,619

Subtotal	13,802,623	1,245,067	814,635	15,862,325	13,312,806	1,100,255	773,084	15,186,145

Mortgage loans	10,275,966	457,948	529,081	11,262,995	9,258,962	447,496	444,523	10,150,981

Consumer loans	4,963,047	292,718	290,430	5,546,195	4,341,740	249,039	285,510	4,876,289

Total	29,041,636	1,995,733	1,634,146	32,671,515	26,913,508	1,796,790	1,503,117	30,213,415

(*)	In 2019 we improved the classification of our construction loans, reassigning loans for real state rental investment companies to services.

Schedule of macro economical forward

The annual growth forecasts for the most relevant macroeconomic variables for each of our scenarios are as follows:

	Average estimates 2020 - 2021
	Unfavorable scenario 2	Unfavorable scenario 1	Base scenario	Favorable scenario 1	Favorable scenario 2
Official interest rate	0.25%	0.50%	1.59%	3.20%	4.42%
Unemployment rate	7.31%	6.96%	6.50%	6.04%	5.70%
Housing Price growth	(1.70)%	1,04%	4.67%	8.30%	11.04%
GDP growth	(1.16)%	0.67%	3.12%	5.56%	7.40%
Consumer Price Index	(0.26)%	1.07%	2.82%	4.57%	5.90%

Schedule of probabilities

The probabilities for the scenarios must total 100% and be symmetrical.

Local scenario		Global scenario
	Probability weighting		Probability weighting
Favorable scenario 2	10%	Favorable scenario 1	30%
Favorable scenario 1	15%	Base scenario	40%
Base scenario	50%	Unfavorable scenario 1	30%
Unfavorable scenario 1	15%
Unfavorable scenario 2	10%

Schedule of allowance sensibility

The ECL allowance sensibility to future macro-economic conditions is as follows:

	December 31, 2019	December 21, 2018
	MCh$	MCh$
Reported ECL allowance	896,095	882,414
Gross carrying amount	32,671,515	30,213,415

Reported ECL Coverage	2.74%	2.92%

ECL amount by scenarios
Favorable scenarios 2	797,501	745,089
Favorable scenarios 1	835,956	815,113
Base scenarios	884,480	879,358
Unfavorable scenarios 2	929,802	949,329
Unfavorable scenarios 2	962,437	970,563

Coverage ratio by scenarios
Favorable scenarios 2	2.44%	2.46%
Favorable scenarios 1	2.56%	2.69%
Base scenarios	2.71%	2.90%
Unfavorable scenarios 2	2.85%	3.13%
Unfavorable scenarios 2	2.95%	3.21%

Schedule of financial assets and associated collateral

The following table show the maximum exposure to credit risk by class of financial asset, associated collateral and the net exposure to credit risk:

	As of December 31,
	2019				2018
	Maximum exposure to credit risk	Collateral	Net exposure	Associated ECL	Maximum exposure to credit risk	Collateral	Net exposure	Associated ECL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans	15,928,491	8,180,015	7,748,476	506,670	15,254,838	7,369,291	7,885,547	506,908
Mortgage loans	11,262,995	10,725,604	537,391	101,059	10,150,981	9,699,324	451,657	91,270
Consumer Loans	5,546,195	748,577	4,797,618	288,467	4,876,289	754,920	4,121,369	284,342
Total	32,737,681	19,654,196	13,083,485	896,196	30,282,108	17,823,535	12,458,537	882,520

(*)	Includes Loans and account receivable at FVOCI

Schedule of financial assets and off-balance sheet commitments

Below is the distribution by financial asset and off-balance sheet commitments of the Bank's maximum exposure to credit risk as of December 31, 2019 and 2018, without deduction of collateral, security interests or credit improvements received:

		As of December 31,
		2019	2018
		Amount of exposure	Amount of exposure
	Note	MCh$	MCh$

Deposits in banks	5	2,693,342	1,240,578
Cash items in process of collection	5	355,062	353,757
Financial derivative contracts	8	8,148,608	3,100,635
Financial assets held for trading	6	270,204	77,041
Loans and account receivable at amortised cost / Loans and account receivable at FVOCI	9 /10	31,841,485	29,399,589
Debt instrument at fair value through other comprehensive income	11	4,010,272	2,394,323

Off-balance commitments:
Letters of credit issued		140,572	223,420
Foreign letters of credit confirmed		70,192	57,038
Performance guarantees		1,929,894	1,954,205
Available credit lines		8,732,422	8,997,650
Personal guarantees		451,950	133,623
Other irrevocable credit commitments		485,991	327,297
Total		59,129,994	48,345,002

Schedule of fair value of derivative instruments

Below, there are additional details regarding our exposure for those countries classified above 1 and represents our majority of exposure to categories other than 1, Below we detail as of December 31, 2019, considering fair value of derivative instruments.

Country	Classification	Derivative Instruments (adjusted to market) USD	Deposits USD	Loans USD	Financial investments USD	Total Exposure USD
China	2	0.00	0.00	7.23	0.00	7.23
Colombia	2	1.24	0.00	0.00	0.00	1.24
Italy	2	0.00	1.36	0.32	0.00	1.68
Mexico	2	9.42	0.04	0.00	0.00	9.46
Panama	2	1.50	0.00	0.00	0.00	1.50
Peru	2	2.20	0.00	0.00	0.00	2.20
Uruguay	2	0.00	0.00	0.10	0.00	0.10
Total		14.36	1.40	7.65	0.00	23.41

Our exposure to the group is as follows:

Counterpart	Country	Classification	Derivative instruments (market adjusted) MUSD	Deposits MUSD	Loans MUSD	Financial Investments MUSD	Exposure Exposure MUSD
Banco Santander España (*)	Spain	1	319.0	54.8	0.4	0.0	374.20
Santander UK	UK	1	24.0	2.0	0.0	0.0	26.00
Banco Santander Mexico	Mexico	2	9.4	0.0	0.0	0.0	9.4
Total			352.4	56.8	0.4	0.0	409.6
(*)	The total amount of this exposure to derivative instruments must be compensated daily with collateral and, therefore, the net credit exposure is USD 0.

Schedule of security interests, collateral, or credit improvements

Below is the detail of security interests, collateral, or credit improvements provided to the Bank as of December 31, 2019 and 2018,

	As of December 31,
	2019	2018
	MCh$	MCh$
Non-impaired financial assets:
Properties/mortgages	23,371,510	22,047,354
Investments and others	2,785,219	2,200,776
Impaired financial assets:
Properties/ mortgages	101,456	119,181
Investments and others	525	865
Total	26,258,710	24,368,176

Schedule of liquidity portfolio

The management of the Bank's liquidity portfolio is performed by the Financial Management Division under rules determined by the ALCO.

	As of December 31,
	2019	2018
	MCh$	MCh$
Financial investments for trading	270,204	77,041
Available for sale investments	4,010,272	2,394,323
Encumbered assets (net) (1)	(380,055)	(48,843)
Net cash (2)	2,384,323	149,321
Net Interbank deposits (3)	(281,620)	967,095
Total liquidity portfolio	6,013,124	3,538,937
(1)	Assets encumbered through repurchase agreements are deduced from liquidity portfolio.
(2)	Cash minus reserve requirements. As is presented in Note 5 the reserve requirements are established by the monthly average reserves that the bank must maintain in accordance with regulation governing minimum reserves.

(3)	Includes overnight deposits in Central Bank, domestic banks and foreign banks.

Schedule of exposure to liquidity risk	The following table displays the actual derived percentages as calculated per above:
	As of December 31,
	2019%	2018%
30 days	63	(20)
30 days foreign currency	-	-
90 days	79	(37)

Schedule of breakdown by maturity

Below, is the breakdown by maturity, of the liability balances of the Bank as of December 31, 2019 and 2018:

	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Subtotal up to 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Subtotal after 1 year	Total
As of December 31, 2019	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Obligations under repurchase agreements	-	380,055	-	-	380,055	-	-	-	-	380,055
Checking accounts, time deposits and other time liabilities	10,439,705	5,184,567	4,905,414	2,417,703	22,947,389	357,856	163,121	21,883	542,860	23,490,249
Financial derivatives contracts	-	422,749	427,825	951,684	1,802,258	1,253,280	1,180,948	3,154,168	5,588,396	7,390,654
Interbank borrowings	94	363,560	624,167	1,141,824	2,129,645	387,936	2,237	-	390,173	2,519,818
Issue debt instruments	-	285,159	759,519	1,044,674	2,089,352	2,394,850	2,042,292	2,974,229	7,411,371	9,500,723
Lease liabilities	-	-	-	26,061	26,061	45,978	36,393	50,062	132,433	158,494
Other financial liabilities	161,021	5,155	30,969	28,888	226,033	83	99	143	325	226,358
Subtotal	10,600,820	6,641,245	6,747,894	5,610,834	29,600,793	4,439,983	3,425,090	6,200,485	14,065,558	43,666,351
Contractual interest payments	10,473	148,731	267,994	1,727,401	2,154,599	1,720,990	1,653,500	3,101,084	6,475,574	8,630,173
Total	10,611,293	6,789,976	7,015,888	7,338,235	31,755,392	6,160,973	5,078,590	9,301,569	20,541,132	52,296,524

As of December 31, 2019, the scheduled maturities of other commercial commitments, including accrued interest, were as follows:

Other Commercial Commitments	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Performance guarantee	144,364	544,370	899,437	312,559	22,292	1,923,022
Confirmed foreign letters of credit	25,491	1,808	11,306	31,587	-	70,192
Letters of credit issued	30,555	348	33,439	70,924	-	135,266
Pledges and other commercial commitments	30,357	9,009	317,824	94,561	-	451,751
Total other commercial commitments	230,767	555,535	1,262,006	509,631	22,292	2,580,231

	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Subtotal up to 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Subtotal after 1 year	Total
As of December 31, 2018	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$
Obligations under repurchase agreements	-	48,545	-	-	48,545	-	-	-	-	48,545
Checking accounts, time deposits and other time liabilities	9,027,434	5,248,418	4,108,556	3,326,199	21,710,607	191,547	6,137	63,988	261,672	21,972,279
Financial derivatives contracts	-	131,378	120,361	349,551	601,290	495,789	471,185	949,464	1,916,438	2,517,728
Interbank borrowings	39,378	16,310	404,575	1,188,692	1,648,955	139,671	-	-	139,671	1,788,626
Issue debt instruments	-	71,465	39,267	745,830	856,562	2,431,849	1,549,743	3,277,079	7,258,671	8,115,233
Other financial liabilities	179,681	934	2,412	22,844	205,871	9,261	92	176	9,529	215,400
Subtotal	9,246,493	5,517,050	4,675,171	5,633,116	25,071,830	3,268,117	2,027,157	4,290,707	9,585,981	34,657,811
Contractual interest payments	4,918	82,292	158,760	812,920	1,058,890	1,156,262	1,110,918	1,537,385	3,804,565	4,863,456
Total	9,251,411	5,599,342	4,833,931	6,446,036	26,130,720	4,424,379	3,138,075	5,828,092	13,390,546	39,521,266

As of December 31, 2018, the scheduled maturities of other commercial commitments, including accrued interest, were as follows:

Other Commercial Commitments	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Performance guarantee	663,642	188,147	905,554	163,506	33,356	1,954,205
Confirmed foreign letters of credit	3,842	9,128	33,177	10,891	-	57,038
Letters of credit issued	12,469	110,970	54,015	45,937	29	223,420
Pledges and other commercial commitments	22,128	63,230	41,637	6,628	-	133,623
Total other commercial commitments	702,081	371,475	1,034,383	226,962	33,385	2,368,286

Schedule of high, low and average levels

High, low and average levels for each component and year were as follows:

VaR	2019 USDMM	2018 USDMM
Consolidated:
High	15.78	5.23
Low	1.33	1.21
Average	3.06	2.01
Fixed-income investments:
High	9.77	2.54
Low	1.18	1.19
Average	2.33	1.71
Variable-income investments
High	-	0.01
Low	0.01	-
Average	-	-
Foreign currency investments
High	6.05	4.29
Low	0.10	0.09
Average	1.60	1.14

Schedule of market risk

Market risk – Financial management portfolio – December 31, 2019 and 2018

	2019		2018
	Effect on financial income	Effect on capital	Effect on financial income	Effect on capital

Financial management portfolio – local currency (MCh$)
Loss limit	100,000	275,000	48,000	192,001
High	32,719	273,473	43,742	189,725
Low	12,686	145,338	27,854	170,450
Average	24,719	228,772	37,569	180,972
Financial management portfolio – foreign currency (Th$US)
Loss limit	30	75	30	75
High	20	35	12	38
Low	5	1	4	(10)
Average	12	12	9	22
Financial management portfolio – consolidated (in MCh$)
Loss limit	100,000	275,000	48,000	192,002
High	34,462	271,989	45,492	192,848
Low	15,236	143,836	29,167	168,766
Average	27,918	227,303	38,908	182,557

Schedule of levels of basic capital and effective net equity

The levels of basic capital and effective net equity at the close of each period are as follows:

			Ratio
	As of December 31,		As of December 31,
	2019	2018	2019	2018
	MCh$	MCh$	%	%
Basic capital	3,390,823	3,239,546	6.96	7.72
Regulatory capital	4,304,401	4,101,664	12.86	13.40